GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Subject to Amortization

Intangible assets are summarized as follows:

	March 31,
	2017		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥36,591	¥17,242	¥52,023	¥20,852
Software	41,937	31,667	38,325	28,686
Trademark	8,640	2,299	11,732	3,564
Non-patent technology	4,679	2,005	8,652	2,318
Patent rights	15,755	11,194	15,942	10,267
Other	17,359	5,925	18,845	6,856

Total	¥124,961	¥70,332	¥145,519	¥72,543

Intangible Assets Not Subject to Amortization

	March 31,
	2017	2018
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥6,605	¥7,210
Other	1	—

Total	¥6,606	¥7,210

Intangible Assets Subject to Amortization Acquired

Intangible assets acquired during the year ended March 31, 2018 are as follows:

Year ended March 31, 2018
(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥15,712
Software	4,730
Trademark	3,061
Non-patent technology	3,962
Patent rights	2,688
Other	1,318

Total	¥31,471

Estimated Aggregate Amortization Expenses for Intangible Assets for Next Five Years

and 2018 amounted to ¥11,320 million and ¥12,513 million, respectively. The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2019	¥10,365
2020	8,432
2021	7,352
2022	6,174
2023	5,084

Changes in Amounts of Goodwill by Reporting Segment

The changes in the amounts of goodwill by segment in the years ended March 31, 2017 and 2018 are as follows:

	Industrial & Automotive Components Group	Semiconductor Components Group	Electronic Devices Group	Communications Group	Document Solutions Group	Life & Environment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2016
Goodwill	¥32,729	¥6,943	¥48,091	¥28,200	¥23,306	¥3,563	¥1,227	¥144,059
Accumulated impairment losses	(19,558)	—	(729)	(21,151)	(22)	—	—	(41,460)

	13,171	6,943	47,362	7,049	23,284	3,563	1,227	102,599
Goodwill acquired during the year	4,145	—	—	—	6,023	—	—	10,168
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	(773)	(4)	(215)	—	(1,274)	(31)	—	(2,297)

Balance at March 31, 2017
Goodwill	36,101	6,939	47,876	28,200	28,055	3,532	1,227	151,930
Accumulated impairment losses	(19,558)	—	(729)	(21,151)	(22)	—	—	(41,460)

	16,543	6,939	47,147	7,049	28,033	3,532	1,227	110,470
Goodwill acquired during the year	16,101	—	11,150	—	6,012	—	—	33,263
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	1,048	(26)	(1,792)	—	1,305	—	—	535

Balance at March 31, 2018
Goodwill	53,250	6,913	57,234	28,200	35,372	3,532	1,227	185,728
Accumulated impairment losses	(19,558)	—	(729)	(21,151)	(22)	—	—	(41,460)

	¥33,692	¥6,913	¥56,505	¥7,049	¥35,350	¥3,532	¥1,227	¥144,268